Statements of stockholders' equity (deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance Beginning at Dec. 31, 2011	$ 2,358,954	$ 9,527	$ (88,263)	$ (2,694,968)	$ (414,750)
Balance Beginning, shares at Dec. 31, 2011	14,522,727
Net income for the year				206,142	206,142
Balance Ending at Dec. 31, 2012	2,358,954	9,527	(88,263)	(2,488,826)	(208,608)
Balance Ending, shares at Dec. 31, 2012	14,522,727
Unrealized gain on marketable securities			89,499		89,499
Net income for the year				196,407	196,407
Balance Ending at Dec. 31, 2013	$ 2,358,954	$ 9,527	$ 1,236	$ (2,292,419)	$ 77,298
Balance Ending, shares at Dec. 31, 2013	14,522,727